Nature of Business (Details)						1 Months Ended	2 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 01, 2025 USD ($) shares	Jul. 09, 2024 $ / shares shares	Jun. 05, 2024	Apr. 22, 2024 USD ($) $ / shares shares	Apr. 27, 2023 $ / shares shares	Nov. 01, 2024 $ / shares shares	Aug. 31, 2025 USD ($) $ / shares shares	Mar. 14, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) segment	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Jul. 08, 2024 $ / shares
Nature of business:
Number of operating segments | segment											2		2
Accumulated deficit									$ 239,623,996		$ 239,623,996		$ 233,970,752	$ 225,704,176
Working capital									1,691,345		1,691,345		3,980,218
Net loss									$ (2,701,976)	$ (1,644,502)	(5,653,244)	$ (3,559,829)	(8,266,576)	(6,140,730)
Net cash used in operating activities											(4,588,835)	$ (3,260,309)	(8,403,618)	$ (8,604,109)
Number of shares issued | shares					3,125
weighted average price | $ / shares					$ 23.36
Shares issued price per share | $ / shares				$ 6.4
Percentage of numbers of shares issued upon exercise of existing warrants		150.00%
Reverse stock spilt effective from June 5, 2024			0.0625
Public Offering
Nature of business:
Expiration term of warrants				5 years
Total gross proceeds				$ 4,750,000
At Market Issuance sales
Nature of business:
Number of shares issued | shares						229,078
Weighted average price | $ / shares						$ 4.72
Subsequent Event | At Market Issuance sales
Nature of business:
Number of shares issued | shares	772,900						780,620	628,758
weighted average price | $ / shares							$ 1.84
Total gross proceeds	$ 1,429,100						$ 1,439,300	$ 2,700,000
Weighted average price | $ / shares								$ 4.23
Aggregate value of shares remaining from agreement								$ 2,100,000
Pre-funded warrants | Public Offering
Nature of business:
Number of common warrants to purchase shares issued | shares				537,500
Exercise price of warrants | $ / shares				$ 0.02
Common warrants | Public Offering
Nature of business:
Number of common warrants to purchase shares issued | shares				742,194
Exercise price of warrants | $ / shares				$ 6.4
Existing Warrants
Nature of business:
Number of common warrants to purchase shares issued | shares		703,125
Exercise price of warrants | $ / shares		$ 6													$ 6.4
HyBryte
Nature of business:
Revenue from collaborative arrangement											$ 1,100,000		$ 1,100,000
Collaborative Arrangement, Revenue Not from Contract with Customer, Statement of Income or Comprehensive Income [Extensible Enumeration]											Revenues		Revenues
Term (in years)											4 years		4 years
NIH
Nature of business:
Government grant funding													$ 554,000